Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement 2010 Fund	Fidelity Advisor Managed Retirement 2010 Fund: Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund: Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNG Past 1 year	IXZNG Since Inception
Total	9.78%	9.78%	[1]	7.51%	6.39%	[1]	9.46%	9.25%	[1]

[1]	(a)From August 1, 2019